Earnings per share	12 Months Ended
Dec. 31, 2024
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Earnings per share

Note 19. Earnings per share

Accounting policy

Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.

Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Detail of earnings per share

	For the year ended December 31,
	2022	2023	2024

Net income (loss) attributable to shareholders of Cellectis (€ in thousands)	(106,139)	(101,059)	(36,761)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations (€ in thousands)	(7,451)	15,776	-
Weighted average number of outstanding shares, used to calculate basic net result per share	45,547,359	57,012,815	90,566,346
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(2.33)	(1.77)	(0.41)
Basic and diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	(0.16)	0.28	-

As of December 31, 2024, the potential shares that could potentially dilute basic earnings per share in the future but were not included in the calculation of the diluted net loss per share as their effect would be anti-dilutive consist of:

As of December 31,
2024
Number of potential shares which could be issued upon:
- exercise of outstanding stock options granted to employees and directors	13,194,320
- vesting of free shares granted to employees and directors	509,260
- exercise of outstanding warrants ("BSA") granted to employees and directors	359,208
- exercise of outstanding warrants ("BSA") granted to BEI (see note 14.1)	4,850,667
Total number of potential shares which could be issued	18,913,454